UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23602

Humankind Benefit Corporation
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

HSC Agent Services, Inc.
245 W Chase Street, Baltimore, MD 21217
(Name and address of agent for service)

Registrant’s telephone number, including area code:	646-838-4352

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2025

Item 1. Reports to Stockholders.

(a)

Humankind US Stock ETF - Fund (HKND)

(HKND) NYSE Arca, Inc.

Semi-Annual Shareholder Report - June 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Humankind US Stock ETF for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://www.humankindfunds.com/. You can also request this information by contacting us at 888 557-6692.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Humankind U.S. Stock ETF	$6	0.11%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$154,292,685
Number of Portfolio Holdings	1,007
Advisory Fee	$82,577
Portfolio Turnover	34%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.9%
Partnership Shares	0.1%
Right	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Health Care
39.7%
Consumer Staples
15.1%
Technology
13.0%
Communications
8.4%
Financials
7.1%
Industrials
5.3%
Materials
5.0%
Consumer Discretionary
4.0%
Real Estate
1.0%
Utilities
0.8%
Energy
0.3%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Energy	0.3%
Utilities	0.8%
Real Estate	1.0%
Consumer Discretionary	4.0%
Materials	5.0%
Industrials	5.3%
Financials	7.1%
Communications	8.4%
Technology	13.0%
Consumer Staples	15.1%
Health Care	39.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc., Class A	4.1%
Archer-Daniels-Midland Company	3.4%
Microsoft Corporation	2.4%
Apple, Inc.	2.4%
Eli Lilly & Company	2.2%
AbbVie, Inc.	2.2%
Johnson & Johnson	2.2%
Bunge Global S.A.	2.1%
Intel Corporation	1.7%
Procter & Gamble Company (The)	1.6%

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.humankindfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Humankind US Stock ETF - Fund (HKND)

Semi-Annual Shareholder Report - June 30, 2025

TSR-SAR 063025-HKND

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable

Item 3. Audit Committee Financial Expert.

Not applicable

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

Included under Item 7

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

HKND

Semi-Annual
Financial Statements
and
Additional Information
June 30, 2025

1-888-557-6692
www.humankindfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Humankind US Stock ETF. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors LLC

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ADVERTISING & MARKETING - 0.1%
1,964	Interpublic Group of Companies, Inc.	$48,079
950	Omnicom Group, Inc.	68,343
492	QuinStreet, Inc.(a)	7,921
4,412	Stagwell, Inc.(a)	19,854
70	Trade Desk, Inc. (The), Class A(a)	5,039
		149,236
	APPAREL & TEXTILE PRODUCTS - 0.1%
364	Carter's, Inc.	10,967
113	Columbia Sportswear Company	6,902
85	Kontoor Brands, Inc.	5,607
793	Levi Strauss & Company, Class A	14,663
263	PVH Corporation	18,042
96	Ralph Lauren Corporation	26,331
1,575	Under Armour, Inc., Class A(a)	10,757
2,018	VF Corporation	23,712
		116,981
	ASSET MANAGEMENT - 0.5%
79	Affiliated Managers Group, Inc.	15,545
150	Ameriprise Financial, Inc.	80,060
188	Apollo Global Management, Inc.	26,672
85	Ares Management Corporation, Class A	14,722
141	Artisan Partners Asset Management, Inc., Class A	6,251
109	Blackrock, Inc.	114,367
669	Carlyle Group, Inc.	34,387
1,422	Charles Schwab Corporation	129,742
346	F&G Annuities & Life, Inc.	11,065
197	Federated Hermes, Inc., B	8,731
1,891	Franklin Resources, Inc.	45,100
2,293	Invesco Ltd.	36,161
139	LPL Financial Holdings, Inc.	52,121
74	OmniAb, Inc. - Earnout shares(a)(c)(d)(e)	46
143	Oppenheimer Holdings, Inc., Class A	9,405
482	Raymond James Financial, Inc.	73,924
265	Stifel Financial Corporation	27,502

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ASSET MANAGEMENT - 0.5% (Continued)
463	T Rowe Price Group, Inc.	$44,680
376	TPG, Inc.	19,721
81	Victory Capital Holdings, Inc.	5,157
		755,359
	AUTOMOTIVE - 0.2%
805	BorgWarner, Inc.	26,951
864	Dana, Inc.	14,818
204	Gentex Corporation	4,486
3,953	Goodyear Tire & Rubber Company(a)	40,993
349	Lear Corporation	33,148
482	Tesla, Inc.(a)	153,112
66	Visteon Corporation(a)	6,158
		279,666
	BANKING - 2.8%
108	Ameris Bancorp	6,988
356	Associated Banc-Corporation	8,683
15,575	Bank of America Corporation	737,008
189	Bank OZK	8,894
206	BankUnited, Inc.	7,332
135	BOK Financial Corporation	13,180
257	Cadence Bank	8,219
126	Cathay General Bancorp	5,737
9,299	Citigroup, Inc.	791,530
1,163	Citizens Financial Group, Inc.	52,044
174	Columbia Banking System, Inc.	4,068
381	Comerica, Inc.	22,727
148	Commerce Bancshares, Inc.	9,201
77	Cullen/Frost Bankers, Inc.	9,898
157	East West Bancorp, Inc.	15,854
1,425	Fifth Third Bancorp	58,610
9	First Citizens BancShares, Inc., Class A	17,608
220	First Hawaiian, Inc.	5,491
961	First Horizon Corporation	20,373
937	Flagstar Financial, Inc.	9,932

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BANKING - 2.8% (Continued)
649	FNB Corporation	$9,462
351	Fulton Financial Corporation	6,332
128	Glacier Bancorp, Inc.	5,514
152	Hancock Whitney Corporation	8,725
344	Hilltop Holdings, Inc.	10,440
198	Home BancShares, Inc.	5,635
2,344	Huntington Bancshares, Inc.	39,285
3,604	JPMorgan Chase & Company	1,044,835
2,880	KeyCorporation	50,170
234	M&T Bank Corporation	45,394
321	Old National Bancorp	6,850
213	Pacific Premier Bancorp, Inc.	4,492
87	Pinnacle Financial Partners, Inc.	9,606
748	PNC Financial Services Group, Inc.	139,442
117	Prosperity Bancshares, Inc.	8,218
1,939	Regions Financial Corporation	45,605
312	Simmons First National Corporation, Class A	5,916
87	SouthState Corporation	8,007
298	Synovus Financial Corporation	15,422
100	Texas Capital Bancshares, Inc.(a)	7,940
3,242	Truist Financial Corporation	139,374
83	UMB Financial Corporation	8,728
191	United Bankshares, Inc.	6,958
168	United Community Banks, Inc.	5,005
3,620	US Bancorp	163,805
1,163	Valley National Bancorp	10,386
153	WaFd, Inc.	4,480
196	Webster Financial Corporation	10,702
7,288	Wells Fargo & Company	583,915
172	Western Alliance Bancorp	13,413
95	Wintrust Financial Corporation	11,778
85	WSFS Financial Corporation	4,675
404	Zions Bancorp NA	20,984
		4,274,870

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BEVERAGES - 0.7%
223	Coca-Cola Company	$15,777
2,268	Keurig Dr Pepper, Inc.	74,980
7,566	PepsiCo, Inc.	999,015
736	Westrock Coffee Company(a)	4,217
		1,093,989
	BIOTECH & PHARMA - 16.4%
18,084	AbbVie, Inc.	3,356,751
1,141	ACADIA Pharmaceuticals, Inc.(a)	24,611
2,172	ADMA Biologics, Inc.(a)	39,552
462	Agios Pharmaceuticals, Inc.(a)	15,366
896	Alnylam Pharmaceuticals, Inc.(a)	292,177
5,905	Amgen, Inc.	1,648,735
3,093	Amicus Therapeutics, Inc.(a)	17,723
6,071	Amneal Pharmaceuticals, Inc.(a)	49,114
659	Amphastar Pharmaceuticals, Inc.(a)	15,131
263	AnaptysBio, Inc.(a)	5,839
268	ANI Pharmaceuticals, Inc.(a)	17,487
1,093	Apellis Pharmaceuticals, Inc.(a)	18,920
1,238	Arbutus Biopharma Corporation(a)	3,825
659	Arcus Biosciences, Inc.(a)	5,364
928	Arcutis Biotherapeutics, Inc.(a)	13,011
1,942	Ardelyx, Inc.(a)	7,613
1,107	Arrowhead Pharmaceuticals, Inc.(a)	17,491
883	Avidity Biosciences, Inc.(a)	25,077
376	Axsome Therapeutics, Inc.(a)	39,251
836	Beam Therapeutics, Inc.(a)	14,220
1,508	BioCryst Pharmaceuticals, Inc.(a)	13,512
3,039	Biogen, Inc.(a)	381,668
2,086	BioMarin Pharmaceutical, Inc.(a)	114,667
545	Blueprint Medicines Corporation(a)	69,858
1,588	Bridgebio Pharma, Inc.(a)	68,570
32,606	Bristol-Myers Squibb Company	1,509,332
1,047	Catalyst Pharmaceuticals, Inc.(a)	22,720
489	Celldex Therapeutics, Inc.(a)	9,951

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BIOTECH & PHARMA - 16.4% (Continued)
646	CG oncology, Inc.(a)	$16,796
986	Cogent Biosciences, Inc.(a)	7,079
430	Collegium Pharmaceutical, Inc.(a)	12,715
862	Corcept Therapeutics, Inc.(a)	63,271
1,077	Cytokinetics, Inc.(a)	35,584
908	Day One Biopharmaceuticals, Inc.(a)	5,902
478	Denali Therapeutics, Inc.(a)	6,687
1,617	Dynavax Technologies Corporation(a)	16,041
4,385	Eli Lilly & Company	3,418,238
708	Evolus, Inc.(a)	6,521
2,299	Exelixis, Inc.(a)	101,328
5,082	Geron Corporation(a)	7,166
14,150	Gilead Sciences, Inc.	1,568,811
869	Guardant Health, Inc.(a)	45,223
1,227	Halozyme Therapeutics, Inc.(a)	63,829
482	Harmony Biosciences Holdings, Inc.(a)	15,231
296	Harrow, Inc.(a)	9,040
790	Ideaya Biosciences, Inc.(a)	16,606
538	Immunovant, Inc.(a)	8,608
2,255	Incyte Corporation(a)	153,566
820	Innoviva, Inc.(a)	16,474
1,459	Insmed, Inc.(a)	146,834
854	Intellia Therapeutics, Inc.(a)	8,011
1,601	Ionis Pharmaceuticals, Inc.(a)	63,256
4,657	Iovance Biotherapeutics, Inc.(a)	8,010
588	Janux Therapeutics, Inc.(a)	13,583
21,822	Johnson & Johnson	3,333,311
425	KalVista Pharmaceuticals, Inc.(a)	4,805
577	Kymera Therapeutics, Inc.(a)	25,180
116	Ligand Pharmaceuticals, Inc., B(a)	13,187
530	Liquidia Corporation(a)	6,604
174	Madrigal Pharmaceuticals, Inc.(a)	52,659
2,829	MannKind Corporation(a)	10,580
27,671	Merck & Company, Inc.	2,190,436

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BIOTECH & PHARMA - 16.4% (Continued)
355	Mirum Pharmaceuticals, Inc.(a)	$18,066
10,617	Moderna, Inc.(a)	292,923
845	Neurocrine Biosciences, Inc.(a)	106,208
3,348	Novavax, Inc., Class A(a)	21,092
688	Nurix Therapeutics, Inc.(a)	7,836
1,462	Ocular Therapeutix, Inc.(a)	13,567
17,060	Organon & Company	165,141
713	Pacira BioSciences, Inc.(a)	17,041
100,271	Pfizer, Inc.	2,430,569
560	Prestige Consumer Healthcare, Inc.(a)	44,716
464	Protagonist Therapeutics, Inc.(a)	25,645
816	PTC Therapeutics, Inc.(a)	39,853
3,634	Recursion Pharmaceuticals, Inc., CLASS A(a)	18,388
1,191	Regeneron Pharmaceuticals, Inc.	625,275
1,372	REVOLUTION Medicines, Inc.(a)	50,476
491	Rhythm Pharmaceuticals, Inc.(a)	31,026
5,334	Royalty Pharma plc, Class A	192,184
1,567	Sarepta Therapeutics, Inc.(a)	26,796
765	Scholar Rock Holding Corporation(a)	27,096
550	SpringWorks Therapeutics, Inc.(a)	25,845
436	Spyre Therapeutics, Inc.(a)	6,527
717	Supernus Pharmaceuticals, Inc.(a)	22,600
1,021	Syndax Pharmaceuticals, Inc.(a)	9,562
336	Tarsus Pharmaceuticals, Inc.(a)	13,611
1,471	TG Therapeutics, Inc.(a)	52,941
38	TransMedics Group, Inc.(a)	5,092
959	Travere Therapeutics, Inc.(a)	14,193
619	Twist Bioscience Corporation(a)	22,773
878	Ultragenyx Pharmaceutical, Inc.(a)	31,924
426	United Therapeutics Corporation(a)	122,411
2,489	Vertex Pharmaceuticals, Inc.(a)	1,108,103
38,319	Viatris, Inc.	342,189
4,197	Vir Biotechnology, Inc.(a)	21,153
1,134	Xencor, Inc.(a)	8,913

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BIOTECH & PHARMA - 16.4% (Continued)
1,202	Xeris Biopharma Holdings, Inc.(a)	$5,613
739	Zymeworks, Inc.(a)	9,274
		25,265,330
	CABLE & SATELLITE - 1.0%
731	Charter Communications, Inc., Class A(a)	298,840
30,707	Comcast Corporation, Class A	1,095,933
824	Liberty Broadband Corporation - Series A(a)	80,604
1,817	Sirius XM Holdings, Inc.	41,736
		1,517,113
	CHEMICALS - 4.7%
173	Air Products and Chemicals, Inc.	48,796
319	Albemarle Corporation	19,992
61	Avery Dennison Corporation	10,704
165	Cabot Corporation	12,375
613	Celanese Corporation	33,917
11,627	CF Industries Holdings, Inc.	1,069,684
1,960	Chemours Company (The)	22,442
22,557	Corteva, Inc.	1,681,173
1,029	CVR Partners, L.P.	91,416
4,678	DuPont de Nemours, Inc.	320,864
2,912	Ecolab, Inc.	784,609
19,544	FMC Corporation	815,962
162	Hawkins, Inc.	23,020
153	HB Fuller Company	9,203
203	Innospec, Inc.	17,070
2,059	International Flavors & Fragrances, Inc.	151,439
85	Materion Corporation	6,746
112	Minerals Technologies, Inc.	6,168
53,757	Mosaic Company (The)	1,961,056
116	PPG Industries, Inc.	13,195
192	Sensient Technologies Corporation	18,916
41	Sherwin-Williams Company (The)	14,078
152	Stepan Company	8,296
		7,141,121

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.5%
645	ABM Industries, Inc.	$30,450
2,702	ADT, Inc.	22,886
1,774	Alight, Inc., Class A	10,041
926	AMN Healthcare Services, Inc.(a)	19,140
332	ASGN, Inc.(a)	16,577
136	Barrett Business Services, Inc.	5,670
107	Brady Corporation, Class A	7,273
239	Brink's Company (The)	21,340
223	CBIZ, Inc.(a)	15,991
182	Cintas Corporation	40,562
267	Clean Harbors, Inc.(a)	61,725
83	CorVel Corporation(a)	8,531
40	CRA International, Inc.	7,495
238	FTI Consulting, Inc.(a)	38,437
233	H&R Block, Inc.	12,789
119	Heidrick & Struggles International, Inc.	5,445
95	Huron Consulting Group, Inc.(a)	13,066
1,008	Insperity, Inc.	60,601
219	Kforce, Inc.	9,007
182	Korn Ferry	13,346
3,059	ManpowerGroup, Inc.	123,585
250	Radius Recycling, Inc., Class A	7,423
207	Republic Services, Inc.	51,048
809	Robert Half, Inc.	33,209
330	TriNet Group, Inc.	24,136
170	UL Solutions, Inc., Class A	12,386
45	UniFirst Corporation	8,470
1,012	Vestis Corporation	5,799
335	Waste Management, Inc.	76,656
121	Willdan Group, Inc.(a)	7,564
		770,648
	CONSTRUCTION MATERIALS - 0.0%(b)
172	Advanced Drainage Systems, Inc.	19,756
124	Apogee Enterprises, Inc.	5,034

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	CONSTRUCTION MATERIALS - 0.0%(b) (Continued)
87	Knife River Corporation(a)	$7,103
		31,893
	CONSUMER SERVICES - 0.0%(b)
18	Graham Holdings Company, Class B	17,031
250	Service Corp International	20,350
459	Upbound Group, Inc.	11,521
		48,902
	CONTAINERS & PACKAGING - 0.1%
1,476	International Paper Company	69,121
1,017	O-I Glass, Inc.(a)	14,991
95	UFP Technologies, Inc.(a)	23,195
		107,307
	DATA CENTER REIT - 0.0%(b)
136	Digital Realty Trust, Inc.	23,709
36	Equinix, Inc.	28,637
		52,346
	DIVERSIFIED INDUSTRIALS - 0.3%
670	3M Company	102,001
237	Dover Corporation	43,426
945	Emerson Electric Company	125,996
494	Illinois Tool Works, Inc.	122,142
30	ITT, Inc.	4,705
		398,270
	E-COMMERCE DISCRETIONARY - 0.9%
5,961	Amazon.com, Inc.(a)	1,307,785
162	Chewy, Inc., Class A(a)	6,904
814	Coupang, Inc.(a)	24,387
1,016	eBay, Inc.	75,651
329	Wayfair, Inc., Class A(a)	16,825
		1,431,552
	ELECTRICAL EQUIPMENT - 0.4%
447	A O Smith Corporation	29,310
108	Acuity, Inc.	32,221
61	Advanced Energy Industries, Inc.	8,083

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ELECTRICAL EQUIPMENT - 0.4% (Continued)
144	AMETEK, Inc.	$26,058
997	Amphenol Corporation, Class A	98,453
264	API Group Corporation(a)	13,477
212	Atkore, Inc.	14,957
152	Badger Meter, Inc.	37,232
95	Belden, Inc.	11,001
691	Carrier Global Corporation	50,574
151	Cognex Corporation	4,790
326	Fortive Corporation	16,994
104	Generac Holdings, Inc.(a)	14,894
55	Hubbell, Inc.	22,463
141	Itron, Inc.(a)	18,560
135	Keysight Technologies, Inc.(a)	22,121
17	Lennox International, Inc.	9,745
50	Littelfuse, Inc.	11,337
27	Mesa Laboratories, Inc.	2,544
153	NEXTracker, Inc., Class A(a)	8,319
357	Novanta, Inc.(a)	46,028
25	OSI Systems, Inc.(a)	5,622
558	Otis Worldwide Corporation	55,252
109	Ralliant Corporation(a)	5,269
147	Rockwell Automation, Inc.	48,829
228	Trimble, Inc.(a)	17,323
209	Vertiv Holdings Company	26,838
374	Vontier Corporation	13,801
90	Watts Water Technologies, Inc., Class A	22,130
		694,225
	ENGINEERING & CONSTRUCTION - 0.5%
3,204	AECOM	361,604
22	Comfort Systems USA, Inc.	11,797
66	EMCOR Group, Inc.	35,303
125	Everus Construction Group, Inc.(a)	7,941
570	Fluor Corporation(a)	29,224
230	Frontdoor, Inc.(a)	13,556

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ENGINEERING & CONSTRUCTION - 0.5% (Continued)
17	IES Holdings, Inc.(a)	$5,036
42	Installed Building Products, Inc.	7,573
1,802	Jacobs Solutions, Inc.	236,873
591	Tetra Tech, Inc.	21,252
226	Tutor Perini Corporation(a)	10,572
		740,731
	ENTERTAINMENT CONTENT - 0.5%
20	AppLovin Corporation, Class A(a)	7,002
197	Electronic Arts, Inc.	31,461
1,661	Fox Corporation, Class B	85,757
13,015	Paramount Global, Class B	167,894
63	Take-Two Interactive Software, Inc.(a)	15,300
2,672	Walt Disney Company (The)	331,354
10,281	Warner Bros Discovery, Inc.(a)	117,820
1,653	Warner Music Group Corporation	45,028
		801,616
	FOOD - 3.8%
5,810	B&G Foods, Inc.	24,576
60	Cal-Maine Foods, Inc.	5,978
22,629	Conagra Brands, Inc.	463,216
4,484	Darling Ingredients, Inc.(a)	170,123
9,678	Flowers Foods, Inc.	154,654
19,560	Fresh Del Monte Produce, Inc.	634,135
12,665	General Mills, Inc.	656,174
898	Hershey Company (The)	149,023
215	Hormel Foods Corporation	6,504
7,382	Ingredion, Inc.	1,001,147
340	J & J Snack Foods Corporation	38,559
4,604	J M Smucker Company (The)	452,113
335	John B Sanfilippo & Son, Inc.	21,185
7,742	Kellanova	615,721
4,710	Lamb Weston Holdings, Inc.	244,214
164	Lancaster Colony Corporation	28,334
1,210	McCormick & Company, Inc.	91,742

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	FOOD - 3.8% (Continued)
899	Mission Produce, Inc.(a)	$10,536
8,538	Mondelez International, Inc., Class A	575,803
1,717	Post Holdings, Inc.(a)	187,205
27	Seaboard Corporation	77,252
786	Simply Good Foods Company (The)(a)	24,830
4,305	The Campbell's Company	131,948
231	Tootsie Roll Industries, Inc.	7,727
2,061	TreeHouse Foods, Inc.(a)	40,025
2,234	Utz Brands, Inc.	28,037
5,933	WK Kellogg Company	94,572
		5,935,333
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(b)
227	Boise Cascade Company	19,708
71	Louisiana-Pacific Corporation	6,105
141	Sylvamo Corporation	7,064
79	Trex Company, Inc.(a)	4,296
251	UFP Industries, Inc.	24,940
		62,113
	GAS & WATER UTILITIES - 0.8%
1,029	American States Water Company	78,883
5,045	American Water Works Company, Inc.	701,811
3,143	California Water Service Group	142,944
4,389	Essential Utilities, Inc.	163,007
474	Middlesex Water Company	25,681
1,928	SJW Group	100,198
		1,212,524
	HEALTH CARE FACILITIES & SERVICES - 9.3%
838	Acadia Healthcare Company, Inc.(a)	19,014
123	Addus HomeCare Corporation(a)	14,168
3,006	agilon health, Inc.(a)	6,914
372	Amedisys, Inc.(a)	36,601
520	Apollo Medical Holdings, Inc.(a)	12,938
5,850	Ardent Health Partners, Inc.(a)	79,911
4,135	Aveanna Healthcare Holdings, Inc.(a)	21,626

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 9.3% (Continued)
4,000	BrightSpring Health Services, Inc.(a)	$94,360
4,104	Brookdale Senior Living, Inc.(a)	28,564
3,144	Cardinal Health, Inc.	528,192
1,867	Cencora, Inc.	559,820
7,107	Centene Corporation(a)	385,768
1,387	Charles River Laboratories International, Inc.(a)	210,450
60	Chemed Corporation	29,216
2,576	Cigna Group (The)	851,574
6,023	Concentra Group Holdings Parent, Inc.	123,893
22,753	CVS Health Corporation	1,569,501
1,193	DaVita, Inc.(a)	169,943
1,349	Elevance Health, Inc.	524,707
956	Encompass Health Corporation	117,234
286	Ensign Group, Inc. (The)	44,118
38,748	Fortrea Holdings, Inc.(a)	191,415
2,954	Fulgent Genetics, Inc.(a)	58,726
329	GeneDx Holdings Corporation(a)	30,370
2,724	HCA Healthcare, Inc.	1,043,564
1,149	Henry Schein, Inc.(a)	83,934
1,340	Humana, Inc.	327,603
5,315	IQVIA Holdings, Inc.(a)	837,591
5,956	Labcorp Holdings, Inc.	1,563,510
1,066	LifeStance Health Group, Inc.(a)	5,511
1,002	McKesson Corporation	734,246
217	Medpace Holdings, Inc.(a)	68,108
292	Molina Healthcare, Inc.(a)	86,987
164	National HealthCare Corporation	17,550
6,713	NeoGenomics, Inc.(a)	49,072
109,299	OPKO Health, Inc.(a)	144,275
1,552	Option Care Health, Inc.(a)	50,409
4,517	Owens & Minor, Inc.(a)	41,105
2,673	PACS Group Inc(a)	34,535
2,084	Pediatrix Medical Group, Inc.(a)	29,905
222	Pennant Group, Inc. (The)(a)	6,627

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 9.3% (Continued)
287	Premier, Inc., Class A	$6,294
330	Progyny, Inc.(a)	7,260
6,219	Quest Diagnostics, Inc.	1,117,119
2,362	RadNet, Inc.(a)	134,421
9,909	Select Medical Holdings Corporation	150,419
503	SI-BONE, Inc.(a)	9,466
1,590	Surgery Partners, Inc.(a)	35,346
162	Tempus AI, Inc.(a)	10,293
2,105	Tenet Healthcare Corporation(a)	370,480
4,399	UnitedHealth Group, Inc.	1,372,356
1,213	Universal Health Services, Inc., Class B	219,735
93	US Physical Therapy, Inc.	7,273
		14,274,017
	HEALTH CARE REIT - 0.2%
175	American Healthcare REIT, Inc.	6,430
656	Healthpeak Properties, Inc.	11,487
174	Omega Healthcare Investors, Inc.	6,377
1,224	Ventas, Inc.	77,295
192	Welltower, Inc.	29,516
		131,105
	HOME & OFFICE PRODUCTS - 0.1%
148	HNI Corporation	7,279
5,703	Newell Brands, Inc.	30,796
143	Somnigroup International, Inc.	9,731
904	Steelcase, Inc., Class A	9,429
1,350	Whirlpool Corporation	136,917
		194,152
	HOME CONSTRUCTION - 0.7%
696	Beazer Homes USA, Inc.(a)	15,570
15	Cavco Industries, Inc.(a)	6,516
469	Century Communities, Inc.	26,414
115	Champion Homes, Inc.(a)	7,200
1,927	DR Horton, Inc.	248,429
529	Dream Finders Homes, Inc.(a)	13,294

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HOME CONSTRUCTION - 0.7% (Continued)
364	Fortune Brands Innovations, Inc.	$18,739
152	Green Brick Partners, Inc.(a)	9,558
198	Griffon Corporation	14,329
172	Hovnanian Enterprises, Inc., Class A(a)	17,983
733	KB Home	38,827
1,897	Lennar Corporation, Class B	199,659
323	LGI Homes, Inc.(a)	16,641
226	M/I Homes, Inc.(a)	25,339
624	Masco Corporation	40,161
551	Meritage Homes Corporation	36,900
9	NVR, Inc.(a)	66,471
944	PulteGroup, Inc.	99,554
810	Taylor Morrison Home Corporation(a)	49,750
589	Toll Brothers, Inc.	67,223
878	Tri Pointe Homes, Inc.(a)	28,052
		1,046,609
	HOTEL REIT - 0.0%(b)
1,194	Host Hotels & Resorts, Inc.	18,340

	HOUSEHOLD PRODUCTS - 3.3%
3,035	Church & Dwight Company, Inc.	291,694
2,235	Clorox Company (The)	268,356
12,888	Colgate-Palmolive Company	1,171,519
1,825	Energizer Holdings, Inc.	36,792
846	Estee Lauder Companies, Inc. (The), Class A	68,357
26,160	Kenvue, Inc.	547,529
684	Kimberly-Clark Corporation	88,181
15,996	Procter & Gamble Company (The)	2,548,483
308	Quanex Building Products Corporation	5,821
		5,026,732
	INDUSTRIAL INTERMEDIATE PROD - 0.0%(b)
72	Mueller Industries, Inc.	5,722
235	Proto Labs, Inc.(a)	9,409
		15,131

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.0%(b)
84	AZZ, Inc.	$7,936
32	Chart Industries, Inc.(a)	5,269
41	Enpro, Inc.	7,854
256	Timken Company	18,572
36	Valmont Industries, Inc.	11,757
		51,388
	INDUSTRIAL REIT - 0.0%(b)
320	Prologis, Inc.	33,638

	INDUSTRIAL SUPPORT SERVICES - 0.2%
74	Applied Industrial Technologies, Inc.	17,201
391	Core & Main, Inc., Class A(a)	23,597
75	DXP Enterprises, Inc.(a)	6,574
908	Fastenal Company	38,136
231	Global Industrials, Co.	6,239
247	MSC Industrial Direct Company, Inc., Class A	21,000
1,514	Resideo Technologies, Inc.(a)	33,399
261	U-Haul Holding Company(a)	15,806
49	United Rentals, Inc.	36,917
71	Watsco, Inc.	31,355
125	WESCO International, Inc.	23,150
237	WillScot Holdings Corporation	6,494
65	WW Grainger, Inc.	67,615
		327,483
	INFRASTRUCTURE REIT - 0.0%(b)
309	American Tower Corporation, A	68,295
424	Crown Castle, Inc.	43,558
63	SBA Communications Corporation, Class A	14,795
		126,648
	INSTITUTIONAL FINANCIAL SERVICES - 1.0%
1,245	Bank of New York Mellon Corporation (The)	113,432
1,557	BGC Group, Inc., Class A	15,928
129	CME Group, Inc.	35,555
89	Evercore, Inc., Class A	24,032

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 1.0% (Continued)
768	Goldman Sachs Group, Inc. (The)	$543,552
68	Houlihan Lokey, Inc.	12,237
444	Interactive Brokers Group, Inc., Class A	24,602
275	Intercontinental Exchange, Inc.	50,454
1,096	Jefferies Financial Group, Inc.	59,940
363	Lazard, Inc.	17,417
142	Moelis & Company, Class A	8,849
3,073	Morgan Stanley	432,863
328	Nasdaq, Inc.	29,330
380	Northern Trust Corporation	48,180
40	Piper Sandler Companies	11,118
49	PJT Partners, Inc., Class A	8,085
140	SEI Investments Company	12,580
803	State Street Corporation	85,391
852	StoneX Group, Inc.(a)	77,651
34	Tradeweb Markets, Inc., Class A	4,978
45	Virtu Financial, Inc., Class A	2,016
		1,618,190
	INSURANCE - 2.0%
1,004	Aflac, Inc.	105,882
1,140	Allstate Corporation (The)	229,493
316	American Financial Group, Inc.	39,882
3,216	American International Group, Inc.	275,257
151	Arthur J Gallagher & Company	48,338
954	Assurant, Inc.	188,405
408	Brighthouse Financial, Inc.(a)	21,938
171	Brown & Brown, Inc.	18,959
311	Cincinnati Financial Corporation	46,314
101	CNA Financial Corporation	4,700
444	CNO Financial Group, Inc.	17,130
2,840	Corebridge Financial, Inc.	100,820
1,279	Equitable Holdings, Inc.	71,752
39	Erie Indemnity Company, Class A	13,525
4,613	Genworth Financial, Inc., Class A(a)	35,889

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INSURANCE - 2.0% (Continued)
190	Globe Life, Inc.	$23,615
156	Hanover Insurance Group, Inc.	26,500
878	Hartford Financial Services Group, Inc.	111,392
168	Horace Mann Educators Corporation	7,219
429	Jackson Financial, Inc., Class A	38,091
409	Kemper Corporation	26,397
2,011	Lincoln National Corporation	69,581
1,051	Loews Corporation	96,335
12	Markel Group, Inc.(a)	23,968
513	Marsh & McLennan Companies, Inc.	112,162
311	Mercury General Corporation	20,943
3,551	MetLife, Inc.	285,570
1,118	Old Republic International Corporation	42,976
45	Primerica, Inc.	12,315
966	Principal Financial Group, Inc.	76,729
821	Progressive Corporation (The)	219,092
2,333	Prudential Financial, Inc.	250,658
294	Radian Group, Inc.	10,590
346	Reinsurance Group of America, Inc.	68,633
99	RLI Corporation	7,150
102	Ryan Specialty Holdings, Inc.	6,935
56	Safety Insurance Group, Inc.	4,446
190	Selective Insurance Group, Inc.	16,464
659	Travelers Companies, Inc. (The)	176,309
247	Trupanion, Inc.(a)	13,671
180	United Fire Group, Inc.	5,166
202	Universal Insurance Holdings, Inc.	5,601
630	Unum Group	50,879
504	Voya Financial, Inc.	35,784
669	W R Berkley Corporation	49,151
4	White Mountains Insurance Group Ltd.	7,183
		3,119,789
	INTERNET MEDIA & SERVICES - 4.4%
187	Airbnb, Inc., Class A(a)	24,748

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INTERNET MEDIA & SERVICES - 4.4% (Continued)
36,155	Alphabet, Inc., Class A	$6,371,595
16	Booking Holdings, Inc.	92,628
295	Expedia Group, Inc.	49,761
85	GoDaddy, Inc., Class A(a)	15,305
354	IAC, Inc.(a)	13,218
438	Match Group, Inc.	13,530
105	Netflix, Inc.(a)	140,609
770	Roku, Inc.(a)	67,675
240	Shutterstock, Inc.	4,550
36	VeriSign, Inc.	10,397
105	Yelp, Inc.(a)	3,598
242	Zillow Group, Inc., Class A(a)	16,575
		6,824,189
	LEISURE FACILITIES & SERVICES - 0.3%
55	Choice Hotels International, Inc.	6,978
259	Cinemark Holdings, Inc.	7,817
418	Dave & Buster's Entertainment, Inc.(a)	12,573
299	Hilton Grand Vacations, Inc.(a)	12,417
160	Hilton Worldwide Holdings, Inc.	42,614
162	Hyatt Hotels Corporation, Class A	22,623
381	Life Time Group Holdings, Inc.(a)	11,556
386	Live Nation Entertainment, Inc.(a)	58,394
27	Madison Square Garden Sports Corporation(a)	5,642
351	Marriott International, Inc., Class A	95,898
301	Marriott Vacations Worldwide Corporation	21,765
57	McDonald's Corporation	16,654
59	Planet Fitness, Inc., Class A(a)	6,434
251	Six Flags Entertainment Corporation	7,638
113	Starbucks Corporation	10,354
39	TKO Group Holdings, Inc.	7,096
368	Travel + Leisure Company	18,992
204	United Parks & Resorts, Inc.(a)	9,619
133	Vail Resorts, Inc.	20,898

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	LEISURE FACILITIES & SERVICES - 0.3% (Continued)
110	Wyndham Hotels & Resorts, Inc.	$8,933
		404,895
	LEISURE PRODUCTS - 0.1%
128	Acushnet Holdings Corporation	9,321
6	Axon Enterprise, Inc.(a)	4,968
280	Hasbro, Inc.	20,670
181	LCI Industries	16,505
823	Mattel, Inc.(a)	16,230
477	Thor Industries, Inc.	42,361
1,654	Topgolf Callaway Brands Corporation(a)	13,315
391	Winnebago Industries, Inc.	11,339
		134,709
	MACHINERY - 3.2%
7,492	AGCO Corporation	772,876
183	Alamo Group, Inc.	39,964
486	Caterpillar, Inc.	188,670
129	Crane Company	24,496
4,687	Deere & Company	2,383,294
128	Donaldson Company, Inc.	8,877
657	Energy Recovery, Inc.(a)	8,396
7,970	Enovis Corporation(a)	249,939
140	Esab Corporation	16,877
291	Flowserve Corporation	15,234
1,328	Franklin Electric Company, Inc.	119,175
705	Gates Industrial Corporation plc(a)	16,236
112	Graco, Inc.	9,629
499	Hillenbrand, Inc.	10,015
289	Hyster-Yale Materials Handling, Inc., Class A	11,496
71	IDEX Corporation	12,465
213	Ingersoll Rand, Inc.	17,717
789	Kennametal, Inc.	18,115
129	Lincoln Electric Holdings, Inc.	26,744
259	Lindsay Corporation	37,361
131	Middleby Corporation (The)(a)	18,864

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MACHINERY - 3.2% (Continued)
705	MSA Safety, Inc.	$118,109
2,175	Mueller Water Products, Inc. - Series A	52,287
39	Nordson Corporation	8,360
106	Oshkosh Corporation	12,035
64	Parker-Hannifin Corporation	44,702
109	Regal Rexnord Corporation	15,801
67	Snap-on, Inc.	20,849
1,243	Stanley Black & Decker, Inc.	84,213
78	Tennant Company	6,043
492	Terex Corporation	22,971
830	Toro Company (The)	58,664
2,452	Veralto Corporation	247,529
1,045	Xylem, Inc.	135,181
2,842	Zurn Elkay Water Solutions Corporation	103,932
		4,937,116
	MEDICAL EQUIPMENT & DEVICES - 14.0%
1,568	10X Genomics, Inc., Class A(a)	18,157
16,808	Abbott Laboratories	2,286,055
817	Adaptive Biotechnologies Corporation(a)	9,518
2,258	Agilent Technologies, Inc.	266,467
90	Align Technology, Inc.(a)	17,040
1,882	Alphatec Holdings, Inc.(a)	20,890
1,173	Artivion, Inc.(a)	36,480
946	AtriCure, Inc.(a)	31,000
6,793	Avanos Medical, Inc.(a)	83,146
6,260	Avantor, Inc.(a)	84,260
1,145	Axogen, Inc.(a)	12,423
48,708	Baxter International, Inc.	1,474,878
12,389	Becton Dickinson and Company	2,134,004
198	BioLife Solutions, Inc.(a)	4,265
599	Bio-Rad Laboratories, Inc., Class A(a)	144,551
1,544	Bio-Techne Corporation	79,439
7,025	Bioventus, Inc.(a)	46,506
12,360	Boston Scientific Corporation(a)	1,327,588

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 14.0% (Continued)
3,052	Bruker Corporation	$125,742
665	CareDx, Inc.(a)	12,994
781	Castle Biosciences, Inc.(a)	15,948
1,850	CONMED Corporation	96,348
103	Cooper Companies, Inc. (The)(a)	7,329
4,810	Danaher Corporation	950,167
912	Dentsply Sirona, Inc.	14,483
3,057	DexCom, Inc.(a)	266,846
6,965	Edwards Lifesciences Corporation(a)	544,733
11,464	Embecta Corporation	111,086
577	Envista Holdings Corporation(a)	11,275
1,308	Exact Sciences Corporation(a)	69,507
28,009	GE HealthCare Technologies, Inc.	2,074,627
319	Glaukos Corporation(a)	32,950
1,762	Globus Medical, Inc., Class A(a)	103,993
1,661	Haemonetics Corporation(a)	123,927
9,012	Hologic, Inc.(a)	587,222
1,295	ICU Medical, Inc.(a)	171,134
34	IDEXX Laboratories, Inc.(a)	18,236
2,368	Illumina, Inc.(a)	225,931
160	Inspire Medical Systems, Inc.(a)	20,763
374	Insulet Corporation(a)	117,503
1,168	Integer Holdings Corporation(a)	143,629
13,025	Integra LifeSciences Holdings Corporation(a)	159,817
1,076	Intuitive Surgical, Inc.(a)	584,709
89	iRadimed Corporation	5,321
241	iRhythm Technologies, Inc.(a)	37,104
715	Lantheus Holdings, Inc.(a)	58,530
203	LeMaitre Vascular, Inc.	16,859
994	Masimo Corporation(a)	167,211
1,279	Merit Medical Systems, Inc.(a)	119,561
150	Mettler-Toledo International, Inc.(a)	176,208
1,969	MiMedx Group, Inc.(a)	12,031
6,820	Myriad Genetics, Inc.(a)	36,214

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 14.0% (Continued)
167	Natera, Inc.(a)	$28,213
4,402	Orthofix Medical, Inc.(a)	49,082
464	OrthoPediatrics Corp.(a)	9,967
290	Penumbra, Inc.(a)	74,423
6,122	QuidelOrtho Corporation(a)	176,436
210	Repligen Corporation(a)	26,120
1,435	ResMed, Inc.	370,230
2,059	Revvity, Inc.	199,146
3,513	Solventum Corporation(a)	266,426
4,901	Stryker Corporation	1,938,983
3,081	Tandem Diabetes Care, Inc.(a)	57,430
2,544	Teleflex, Inc.	301,108
4,349	Thermo Fisher Scientific, Inc.	1,763,346
317	Veracyte, Inc.(a)	8,569
403	Vericel Corporation(a)	17,148
374	Waters Corporation(a)	130,541
590	West Pharmaceutical Services, Inc.	129,092
9,024	Zimmer Biomet Holdings, Inc.	823,079
		21,665,944
	METALS & MINING - 0.1%
543	Alcoa Corporation	16,024
1,137	A-Mark Precious Metals, Inc.	25,219
3,150	Cleveland-Cliffs, Inc.(a)	23,940
915	Freeport-McMoRan, Inc.	39,665
501	Newmont Corporation	29,188
307	Southern Copper Corporation	31,059
		165,095
	MORTGAGE FINANCE - 0.0%(b)
1,864	Rithm Capital Corporation	21,045

	MULTI ASSET CLASS REIT - 0.0%(b)
451	Elme Communities	7,171
300	Vornado Realty Trust	11,472

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MULTI ASSET CLASS REIT - 0.0%(b) (Continued)
142	WP Carey, Inc.	$8,858
		27,501
	OFFICE REIT - 0.0%(b)
177	Alexandria Real Estate Equities, Inc.	12,856
283	BXP, Inc.	19,094
		31,950
	PUBLISHING & BROADCASTING - 0.1%
157	New York Times Company (The), Class A	8,789
1,335	News Corporation, Class B	45,804
115	Nexstar Media Group, Inc.	19,889
772	TEGNA, Inc.	12,939
		87,421
	REAL ESTATE OWNERS & DEVELOPERS - 0.0%(b)
217	Howard Hughes Holdings, Inc.(a)	14,648

	REAL ESTATE SERVICES - 0.2%
1,469	CBRE Group, Inc., Class A(a)	205,836
2,705	Compass, Inc., Class A(a)	16,987
1,473	eXp World Holdings, Inc.	13,404
413	Jones Lang LaSalle, Inc.(a)	105,637
163	Marcus & Millichap, Inc.	5,006
1,034	Newmark Group, Inc., Class A	12,563
		359,433
	RENEWABLE ENERGY - 0.3%
125	EnerSys	10,721
4,075	Enphase Energy, Inc.(a)	161,574
1,347	First Solar, Inc.(a)	222,983
16,158	Sunrun, Inc.(a)	132,172
		527,450
	RESIDENTIAL REIT - 0.6%
1,240	American Homes 4 Rent, Class A	44,727
1,729	Apartment Investment and Management Company	14,956
450	AvalonBay Communities, Inc.	91,574
374	Camden Property Trust	42,146

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	RESIDENTIAL REIT - 0.6% (Continued)
718	Equity LifeStyle Properties, Inc.	$44,279
1,438	Equity Residential	97,050
203	Essex Property Trust, Inc.	57,530
615	Independence Realty Trust, Inc.	10,879
2,145	Invitation Homes, Inc.	70,356
420	Mid-America Apartment Communities, Inc.	62,164
598	Sun Communities, Inc.	75,641
1,152	UDR, Inc.	47,036
369	UMH Properties, Inc.	6,196
		664,534
	RETAIL - CONSUMER STAPLES - 1.6%
3,715	Albertsons Companies, Inc., Class A	79,910
39	BJ's Wholesale Club Holdings, Inc.(a)	4,205
124	Costco Wholesale Corporation	122,753
1,294	Dollar General Corporation	148,008
1,048	Dollar Tree, Inc.(a)	103,794
2,768	Kroger Company (The)	198,549
55	Ollie's Bargain Outlet Holdings, Inc.(a)	7,248
863	SpartanNash Company	22,861
99	Sprouts Farmers Market, Inc.(a)	16,299
3,202	Target Corporation	315,877
92,622	Walgreens Boots Alliance, Inc.	1,063,300
4,413	Walmart, Inc.	431,503
89	Weis Markets, Inc.	6,452
		2,520,759
	RETAIL - DISCRETIONARY - 1.5%
172	Abercrombie & Fitch Company, Class A(a)	14,250
1,351	Advance Auto Parts, Inc.	62,808
1,364	American Eagle Outfitters, Inc.	13,122
19	AutoZone, Inc.(a)	70,532
420	Bath & Body Works, Inc.	12,583
4,749	Best Buy Company, Inc.	318,799
165	BlueLinx Holdings, Inc.(a)	12,273
29	Boot Barn Holdings, Inc.(a)	4,408

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	RETAIL - DISCRETIONARY - 1.5% (Continued)
110	Buckle, Inc. (The)	$4,989
435	Builders FirstSource, Inc.(a)	50,760
103	Burlington Stores, Inc.(a)	23,962
672	Caleres, Inc.	8,212
180	Dick's Sporting Goods, Inc.	35,606
55	Dillard's, Inc., Class A	22,981
709	Ferguson Enterprises, Inc.	154,384
165	Floor & Decor Holdings, Inc., Class A(a)	12,533
1,671	Foot Locker, Inc.(a)	40,940
1,600	GameStop Corporation, Class A(a)	39,024
2,252	Gap, Inc. (The)	49,116
648	Genuine Parts Company	78,609
149	GMS, Inc.(a)	16,204
1,450	Home Depot, Inc. (The)	531,627
8,356	Kohl's Corporation	70,859
1,465	Lowe's Companies, Inc.	325,039
6,887	Macy's, Inc.	80,302
690	O'Reilly Automotive, Inc.(a)	62,190
66	Penske Automotive Group, Inc.	11,339
57	RH(a)	10,774
413	Ross Stores, Inc.	52,691
1,865	Sally Beauty Holdings, Inc.(a)	17,270
1,185	TJX Companies, Inc. (The)	146,336
792	Tractor Supply Company	41,794
97	Ulta Beauty, Inc.(a)	45,379
258	Urban Outfitters, Inc.(a)	18,715
1,123	Victoria's Secret & Company(a)	20,798
163	Williams-Sonoma, Inc.	26,629
		2,507,837
	RETAIL REIT - 0.0%(b)
260	Brixmor Property Group, Inc.	6,770
571	Kimco Realty Corporation	12,002
229	Realty Income Corporation	13,193
94	Regency Centers Corporation	6,696

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	RETAIL REIT - 0.0%(b) (Continued)
216	Simon Property Group, Inc.	$34,724
		73,385
	SELF-STORAGE REIT - 0.0%(b)
58	Extra Space Storage, Inc.	8,552
74	Public Storage	21,713
		30,265
	SEMICONDUCTORS - 3.4%
999	Advanced Micro Devices, Inc.(a)	141,758
219	Allegro MicroSystems, Inc.(a)	7,488
216	Alpha & Omega Semiconductor Ltd.(a)	5,543
2,321	Amkor Technology, Inc.	48,718
304	Analog Devices, Inc.	72,358
1,493	Applied Materials, Inc.	273,324
112	Axcelis Technologies, Inc.(a)	7,805
1,301	Azenta, Inc.(a)	40,045
1,028	Broadcom, Inc.	283,368
111	Cirrus Logic, Inc.(a)	11,572
261	Coherent Corp.(a)	23,284
335	Cohu, Inc.(a)	6,445
246	CTS Corporation	10,482
282	Diodes, Inc.(a)	14,915
189	Entegris, Inc.	15,243
187	FormFactor, Inc.(a)	6,435
1,171	GLOBALFOUNDRIES, Inc.(a)	44,732
116,444	Intel Corporation	2,608,346
178	IPG Photonics Corporation(a)	12,220
106	KLA Corporation	94,948
1,908	Lam Research Corporation	185,725
84	Lattice Semiconductor Corporation(a)	4,115
398	Marvell Technology, Inc.	30,805
792	Microchip Technology, Inc.	55,733
2,383	Micron Technology, Inc.	293,705
129	MKS, Inc.	12,817
14	Monolithic Power Systems, Inc.	10,239

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SEMICONDUCTORS - 3.4% (Continued)
1,169	NVIDIA Corporation	$184,690
1,236	ON Semiconductor Corporation(a)	64,779
81	Onto Innovation, Inc.(a)	8,175
276	Photronics, Inc.(a)	5,197
100	Power Integrations, Inc.	5,590
254	Qorvo, Inc.(a)	21,567
1,789	QUALCOMM, Inc.	284,916
1,584	Sandisk Corporation(a)	71,834
134	Semtech Corporation(a)	6,049
66	Silicon Laboratories, Inc.(a)	9,726
549	Skyworks Solutions, Inc.	40,911
189	Synaptics, Inc.(a)	12,251
343	Teradyne, Inc.	30,843
910	Texas Instruments, Inc.	188,934
614	Ultra Clean Holdings, Inc.(a)	13,858
31	Universal Display Corporation	4,788
280	Veeco Instruments, Inc.(a)	5,690
1,725	Vishay Intertechnology, Inc.	27,393
		5,309,359
	SOFTWARE - 3.1%
173	ACI Worldwide, Inc.(a)	7,942
193	Adobe, Inc.(a)	74,668
281	Akamai Technologies, Inc.(a)	22,413
26	ANSYS, Inc.(a)	9,132
54	Autodesk, Inc.(a)	16,717
121	Bentley Systems, Inc., Class B	6,530
110	Cadence Design Systems, Inc.(a)	33,897
454	Concentrix Corporation	23,996
97	Donnelley Financial Solutions, Inc.(a)	5,980
340	Dropbox, Inc., Class A(a)	9,724
1,675	Evolent Health, Inc., Class A(a)	18,861
199	Fortinet, Inc.(a)	21,038
593	Gen Digital, Inc.	17,434
3,642	Ingram Micro Holding Corporation	75,899

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SOFTWARE - 3.1% (Continued)
66	Intuit, Inc.	$51,984
1,176	Life360, Inc.(a)	76,734
23	Manhattan Associates, Inc.(a)	4,542
7,500	Microsoft Corporation	3,730,575
209	Omnicell, Inc.(a)	6,145
1,504	Oracle Corporation	328,819
105	Palo Alto Networks, Inc.(a)	21,487
18	Paycom Software, Inc.	4,165
576	Privia Health Group, Inc.(a)	13,248
40	PTC, Inc.(a)	6,894
53	Roper Technologies, Inc.	30,043
409	Salesforce, Inc.	111,529
30	ServiceNow, Inc.(a)	30,842
381	SS&C Technologies Holdings, Inc.	31,547
53	Synopsys, Inc.(a)	27,172
435	Teradata Corporation(a)	9,705
53	Twilio, Inc., Class A(a)	6,591
15	Tyler Technologies, Inc.(a)	8,893
38	Veeva Systems, Inc., Class A(a)	10,943
2,628	Veradigm, Inc.(a)	12,352
72	Workday, Inc., Class A(a)	17,280
		4,885,721
	SPECIALTY FINANCE - 0.8%
1,906	Ally Financial, Inc.	74,239
873	American Express Company	278,469
1,584	Capital One Financial Corporation	337,011
25	Credit Acceptance Corporation(a)	12,736
235	Enact Holdings, Inc.	8,730
1,526	Fidelity National Financial, Inc.	85,548
919	First American Financial Corporation	56,417
358	MGIC Investment Corporation	9,967
177	Mr Cooper Group, Inc.(a)	26,410
547	OneMain Holdings, Inc.	31,179
229	PennyMac Financial Services, Inc.	22,818

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SPECIALTY FINANCE - 0.8% (Continued)
308	PROG Holdings, Inc.	$9,040
3,494	Rocket Companies, Inc.	49,545
286	Stewart Information Services Corporation	18,619
1,602	Synchrony Financial	106,917
5,675	UWM Holdings Corporation	23,495
110	Walker & Dunlop, Inc.	7,753
		1,158,893
	SPECIALTY REITS - 0.0%(b)
168	Iron Mountain, Inc.	17,232
88	Lamar Advertising Company, Class A	10,680
		27,912
	STEEL - 0.2%
93	ATI, Inc.(a)	8,030
681	Commercial Metals Company	33,308
592	Nucor Corporation	76,687
163	Reliance, Inc.	51,166
363	Ryerson Holding Corporation	7,830
360	Steel Dynamics, Inc.	46,084
402	Worthington Enterprises, Inc.	25,583
		248,688
	TECHNOLOGY HARDWARE - 5.0%
795	ADTRAN Holdings, Inc.(a)	7,131
17,641	Apple, Inc.	3,619,403
306	Arista Networks, Inc.(a)	31,307
395	Arrow Electronics, Inc.(a)	50,335
551	Avnet, Inc.	29,247
403	Benchmark Electronics, Inc.	15,648
300	Ciena Corporation(a)	24,399
5,260	Cisco Systems, Inc.	364,939
1,008	Corning, Inc.	53,011
1,220	Corsair Gaming, Inc.(a)	11,505
276	Crane NXT Company	14,876
297	Daktronics, Inc.(a)	4,491
10,025	Dell Technologies, Inc., Class C	1,229,065

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY HARDWARE - 5.0% (Continued)
424	Diebold Nixdorf, Inc.(a)	$23,490
98	Dolby Laboratories, Inc., Class A	7,277
356	Extreme Networks, Inc.(a)	6,390
55	F5, Inc.(a)	16,188
3,067	Flex Ltd.(a)	153,105
11,936	Hewlett Packard Enterprise Company	244,091
33,311	HP, Inc.	814,787
1,355	Jabil, Inc.	295,526
837	Juniper Networks, Inc.	33,421
184	Lumentum Holdings, Inc.(a)	17,491
98	Motorola Solutions, Inc.	41,205
778	NCR Atleos Corporation(a)	22,196
3,855	NCR Voyix Corporation(a)	45,219
438	NetApp, Inc.	46,669
230	NETGEAR, Inc.(a)	6,686
120	Plexus Corporation(a)	16,237
174	Pure Storage, Inc., Class A(a)	10,019
718	Sanmina Corporation(a)	70,242
695	Sonos, Inc.(a)	7,513
1,026	Stratasys Ltd.(a)	11,768
678	Super Micro Computer, Inc.(a)	33,229
451	TD SYNNEX Corporation	61,201
645	TTM Technologies, Inc.(a)	26,329
23	Ubiquiti, Inc.	9,468
2,211	Western Digital Corporation(a)	141,482
126	Zebra Technologies Corporation, Class A(a)	38,853
		7,655,439
	TECHNOLOGY SERVICES - 1.4%
296	Amdocs Ltd.	27,007
253	Amentum Holdings, Inc.(a)	5,973
306	Automatic Data Processing, Inc.	94,370
1,249	Block, Inc.(a)	84,845
149	Booz Allen Hamilton Holding Corporation	15,515
102	Broadridge Financial Solutions, Inc.	24,789

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY SERVICES - 1.4% (Continued)
565	CDW Corporation	$100,903
1,444	Cognizant Technology Solutions Corporation, Class A	112,675
50	Coinbase Global, Inc., Class A(a)	17,525
64	Corpay, Inc.(a)	21,236
131	CoStar Group, Inc.(a)	10,532
6,640	DXC Technology Company(a)	101,526
108	EPAM Systems, Inc.(a)	19,097
78	Equifax, Inc.	20,231
163	Euronet Worldwide, Inc.(a)	16,525
374	ExlService Holdings, Inc.(a)	16,377
20	FactSet Research Systems, Inc.	8,946
4	Fair Isaac Corporation(a)	7,312
519	Fidelity National Information Services, Inc.	42,252
442	Fiserv, Inc.(a)	76,205
82	Gartner, Inc.(a)	33,146
592	Global Payments, Inc.	47,384
265	ICF International, Inc.	22,448
101	Insight Enterprises, Inc.(a)	13,947
1,249	International Business Machines Corporation	368,181
58	Jack Henry & Associates, Inc.	10,450
189	John Wiley & Sons, Inc., Class A	8,435
1,917	Kyndryl Holdings, Inc.(a)	80,437
20	MarketAxess Holdings, Inc.	4,467
242	Mastercard, Inc., Class A	135,989
753	MAXIMUS, Inc.	52,861
67	Moody's Corporation	33,607
34	Morningstar, Inc.	10,674
22	MSCI, Inc.	12,688
178	Paychex, Inc.	25,892
1,588	PayPal Holdings, Inc.(a)	118,020
100	S&P Global, Inc.	52,729
76	Shift4 Payments, Inc., Class A(a)	7,532
178	TransUnion	15,664
56	Verisk Analytics, Inc.	17,444

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY SERVICES - 1.4% (Continued)
601	Visa, Inc., Class A	$213,385
3,557	Western Union Company (The)	29,950
80	WEX, Inc.(a)	11,751
		2,150,922
	TELECOMMUNICATIONS - 2.3%
44,554	AT&T, Inc.	1,289,393
384	EchoStar Corporation, Class A(a)	10,637
1,606	Frontier Communications Parent, Inc.(a)	58,458
143	IDT Corporation, Class B	9,770
40,463	Lumen Technologies, Inc.(a)	177,228
1,277	Telephone and Data Systems, Inc.	45,436
2,371	T-Mobile US, Inc.	564,914
560	United States Cellular Corporation(a)	35,823
30,475	Verizon Communications, Inc.	1,318,653
		3,510,312
	TRANSPORTATION & LOGISTICS - 0.1%
247	CH Robinson Worldwide, Inc.	23,699
162	Expeditors International of Washington, Inc.	18,509
270	GXO Logistics, Inc.(a)	13,149
150	Hub Group, Inc., Class A	5,015
94	Kirby Corporation(a)	10,661
191	Ryder System, Inc.	30,368
		101,401
	TRANSPORTATION EQUIPMENT - 0.1%
388	Cummins, Inc.	127,070
278	PACCAR, Inc.	26,427
24	Westinghouse Air Brake Technologies Corporation	5,024
		158,521
	WHOLESALE - CONSUMER STAPLES - 5.7%
99,376	Archer-Daniels-Midland Company	5,245,065
40,367	Bunge Global S.A.	3,240,663
1,735	Sysco Corporation	131,409
1,739	United Natural Foods, Inc.(a)	40,536

HUMANKIND US STOCK ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares				Fair Value
	COMMON STOCKS — 99.7% (Continued)
	WHOLESALE - CONSUMER STAPLES - 5.7% (Continued)
766	US Foods Holding Corporation(a)			$58,990
				8,716,663
	WHOLESALE - DISCRETIONARY - 0.1%
243	G-III Apparel Group Ltd.(a)			5,443
1,404	LKQ Corporation			51,962
61	PC Connection, Inc.			4,013
60	Pool Corporation			17,489
				78,907

	TOTAL COMMON STOCKS (Cost $143,788,761)			153,865,261

Shares		Strike Price	Expiration Date	Fair Value
	RIGHT — 0.0%(b)
	BIOTECH & PHARMA - 0.0% (b)
64	Albireo Pharma, Inc. (a)(c)(d)(e)	$10		138
322	Bristol-Myers Squibb Company(a)(c)(d)(e)	$12		225
336	Inhibrx, Inc.(a)(c)(d)(e)	$5	6/30/2027	212
535	Novartis A.G. (a)(c)(d)(e)	$2	12/31/2025	1,112
				1,687
	MEDICAL EQUIPMENT & DEVICES – 0.0% (b)
56	ABIOMED, Inc. – CVR(a)(c)(d)(e)	$35		308
1,085	Zimmer Biomet Holdings, Inc.– CVR(a)(c)(d)(e)	$1	12/31/2026	98
				406

	TOTAL RIGHT (Cost $965)			2,093

	TOTAL INVESTMENTS - 99.7% (Cost $143,789,726)			$153,867,354
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.3%			425,331
	NET ASSETS - 100.0%			$154,292,685

ETF	- Exchange-Traded Fund

LP	- Limited Partnership

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

S/A	- Société Anonyme

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	The value of this security has been determined in good faith under policies approved by the Board of Directors.

(d)	Restricted security.

(e)	Illiquid security. The total fair value of these securities as of June 30, 2025 was $2,139, represents less than 0.01% of net assets.

Humankind US Stock ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2025

ASSETS
Investment securities:
Securities at Cost	$143,789,726
Securities at Value	$153,867,354
Cash	245,743
Dividends and interest receivable	114,955
Deposit with broker	78,785
TOTAL ASSETS	154,306,837

LIABILITIES
Investment advisory fees payable	14,152
TOTAL LIABILITIES	14,152
NET ASSETS	$154,292,685

Net Assets Consist of:
Paid in capital	$157,063,845
Accumulated losses	(2,771,160)
NET ASSETS	$154,292,685

Net Asset Value Per Share:
Net Assets	$154,292,685
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,750,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$32.48

See accompanying notes to financial statements.

Humankind US Stock ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2025

INVESTMENT INCOME
Dividends (foreign withholding taxes $1,493)	$1,507,561
Interest	10,337
TOTAL INVESTMENT INCOME	1,517,898

EXPENSES
Investment advisory fees	82,577
Interest expense	52
TOTAL EXPENSES	82,629

NET INVESTMENT INCOME	1,435,269

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
Investments:	(4,700,444)
Futures transactions	26,961
In-Kind Redemptions:	8,344,521
Net change in unrealized depreciation on investments	(682,173)
Net change in unrealized appreciation on futures contracts	4,462
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,993,327

NET INCREASE IN NET ASSETS FROM OPERATIONS	$4,428,596

See accompanying notes to financial statements.

Humankind US Stock ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	June 30, 2025	December 31, 2024
FROM OPERATIONS:
Net investment income	$1,435,269	$2,515,021
Net realized loss from investments and future transactions	(4,673,483)	(3,034,440)
Net realized gain from In-Kind redemptions	8,344,521	14,320,148
Net change in unrealized appreciation (depreciation) on investments	(682,173)	54,112
Net change in unrealized depreciation on futures contracts	4,462	(4,462)
Net increase in net assets resulting from operations	4,428,596	13,850,379

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Total distributions paid from earnings	(1,208,320)	(2,527,835)
Net decrease in net assets from distributions to shareholders	(1,208,320)	(2,527,835)

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	28,802,120	55,576,252
Payments for shares redeemed	(29,023,394)	(47,371,209)
Net decrease in net assets from shares of beneficial interest	(221,274)	8,205,043

TOTAL INCREASE IN NET ASSETS	2,999,002	19,527,587

NET ASSETS:
Beginning of Year/Period	151,293,683	131,766,096
End of Year/Period	$154,292,685	$151,293,683

SHARE ACTIVITY
Shares Sold	900,000	1,750,000
Shares Redeemed	(900,000)	(1,500,000)
Net decrease in shares of beneficial interest outstanding	—	250,000

See accompanying notes to financial statements.

Humankind US Stock ETF
Financial Highlights

(Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Each Year/Period Presented)

	For the	For the	For the	For the
	Sixth Months Ended	Year Ended	Year Ended	Period Ended
	June 30, 2025	December 31, 2024	December 31, 2023	December 31, 2022 *
	(Unaudited)
Net asset value, beginning of year/period	$31.85	$29.28	$26.54	$29.70
Activity from investment operations:
Net investment income (1)	0.30	0.55	0.50	0.47
Net realized and unrealized gain (loss) on investments	0.59	2.57	2.75	(3.16)
Total from investment operations	0.89	3.12	3.25	(2.69)
Less distributions from:
Net investment income	(0.26)	(0.55)	(0.51)	(0.47)
Return of capital	—	—	—	—
Total distributions	(0.26)	(0.55)	(0.51)	(0.47)
Net asset value, end of year/period	$32.48	$31.85	$29.28	$26.54
Market price, end of year/period	$32.52	$31.83	$29.25	$26.52
Total return (2)	2.80%	10.65%	12.35%	(9.05	)% (4)
Net assets, end of year/period (000s)	$154,293	$151,294	$131,766	$126,149
Ratio of expenses to average net assets	0.11%	0.11%	0.11%	0.11	% (5)
Ratio of net investment income to average net assets	1.92%	1.74%	1.83%	1.74	% (5)
Portfolio Turnover Rate (3)	34%	30%	27%	26	% (4)

*	The Humankind US Stock ETF commenced operations on February 24, 2021.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total return is historical in nature and assumes changes in share price, reinvestment of all dividends and distributions, if any.

(3)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units. (Note 5)

(4)	Not Annualized.

(5)	Annualized

See accompanying notes to financial statements.

Humankind US Stock ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2025

1.	ORGANIZATION

Humankind Benefit Corporation (the “Company”), is organized as a Benefit Corporation pursuant to the laws of the State of Maryland. The Company was incorporated on July 6, 2020. The Humankind US Stock ETF (the “Fund”) is a diversified series of the Company and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Humankind US Equity Index (the “Index”). The Fund’s investment objective may be changed without the consent of the shareholders of the Fund. The Fund commenced operations on February 24, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost which approximates fair value. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Directors (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Securities traded on a foreign exchange which has not closed by the valuation time or for which the official closing prices are not available at the time the net asset value per share (“NAV”) is determined, may use alternative market prices provided by a pricing service.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the Adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee.

Fair Valuation Process. The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid

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June 30, 2025

and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) where applicable “the size and nature of the Fund’s holdings”; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2025 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$153,865,215	$46	$—	$153,865,261
Right	—	673	1,420	2,093
Total	$153,865,215	$719	$1,420	$153,867,354

*	Please refer to the Schedule of Investments for industry classifications.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

	Rights	Total
Beginning balance 12/31/2024	$1,009	$1,009
Total realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	411	411
Cost of purchases	—	—
Proceeds from sales	—	—
Net transfers in/out of level 3	—	—
Ending balance 6/30/2025	$1,420	$1,420

The significant unobservable inputs used in the fair value measurement of the Fund’s Level 3 private investment position in the Abiomed CVR, are as follows: (1) updates from Johnson and Johnson including new clinical trials data (2) the revenue trajectory from Abiomed as an independent public company before the acquisition and (3) existing information about the efficacy and safety of the company’s devices in related indications. A significant series of clinically adverse events associated with the Impella heart pump system could decrease the potential fair value of the CVR.

The significant unobservable inputs used in the fair value measurement of the Fund’s Level 3 private investment position in the Novartis A.G CVR, are as follows: (1) updates from Novartis on the efficacy and safety of atrasentan from the phase 3 trial for IgA Nephropathy, (2) FDA communications specific to an NDA filing for atrasentan or more generally about risk mitigation for hepatoxicity of endothelin receptor antagonists, and (3) updates from clinical trials of atrasentan or other pharmaceuticals for the treatment of focal segmental glomerulosclerosis. A significant series of clinically adverse events associated with atrasentan could decrease the potential fair value of the CVR.

The total change in unrealized appreciation or depreciation included in the Statement of Operations attributable to Level 3 investments still held at June 30, 2025 was $411 for the Fund.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using effective yield method. Dividend income and expense are recorded on the ex-dividend date. Non-cash dividends are included in dividend income on the ex-dividend date at the fair market value of the shares received. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends and foreign capital gain taxes have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP and are recorded on the ex-dividend date. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

Federal Income Tax – The Fund has qualified and intends to continue to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing) The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the fiscal year, the Fund did not incur any interest or penalties. The Fund typically intend to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that they will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Fund could incur a tax expense.

Indemnification – The Company indemnifies its officers and directors for certain liabilities that may arise from the performance of their duties to the Company. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than in-kind transaction and short-term investments, amounted to $34,027,998 and $31,355,909 respectively. For the six months ended June 30, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $34,235,710 and $34,258,903, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Humankind Investments LLC, (the “Adviser”) serves as the Fund’s investment adviser. Pursuant to an investment advisory agreement with the Company, on behalf of the Fund, the Adviser, under the oversight of the Board, oversees the daily operations of the Fund, manages the Fund’s portfolio and supervises the performance of administrative and professional services provided by others. The Adviser pays all operating expenses of the Fund, except for the fee payments under the Advisory Agreement, brokerage fees and commissions, indirect costs of investing in other investment companies, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), such extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Company’s Directors and officers with respect thereto, and authorized expenses pursuant to Rule 12b-1 under the 1940 Act. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.11% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the Fund incurred $82,577 in advisory fees, and $14,152 was due to the Adviser.

Northern Lights Distributors, LLC (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund. The Company, with respect to the Fund, has adopted the Company’s ETF Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), which allows the Fund to pay the Fund’s distributor an annual fee for distribution and shareholder servicing expenses of up to 0.25% of the Fund’s average daily net assets. As of June 30, 2025, the Plan has not been activated. For the six months ended June 30, 2025, the Fund did not incur any distribution fees.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

The Adviser’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Adviser for providing services for the Fund. Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Directors’ fees, but not payments under the Fund’s 12b-1 plan, brokerage fees and commissions, taxes, borrowing costs (such as dividend expense on securities sold short and interest), fees and expenses of other investment companies in which the Fund may invest, and extraordinary or non-recurring expenses (including litigation to which the Company or the Fund may be a party and indemnification of the Directors and officers with respect thereto). The Adviser, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration and fund accounting services to the Company. Pursuant to separate servicing agreements with UFS, the Adviser pays UFS customary fees for providing administration and fund accounting services to the Fund.

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Company, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Company. Under the terms of such agreement, NLCS receives customary fees from the Adviser.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Adviser.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant, or as a result of other market circumstances. In addition, the Fund generally imposes transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades, which is payable to the custodian (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$250	2.00%

*	As a percentage of the amount invested.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION - TAX BASIS

At June 30, 2025, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Humankind US Stock ETF	$143,772,470	$20,223,049	$(10,128,165)	$10,094,884

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended December 31, 2024, and December 31, 2023, was as follows:

	Fisical Year Eneded	Fiscal Year Ended
	December 31, 2024	December 31, 2023
Ordinary Income	$2,527,835	$2,335,275
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$2,527,835	$2,335,275

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$—	$(16,764,031)	$—	$10,772,595	$(5,991,436)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on open Section 1256, and adjustments for partnerships, and C-Corporation return of capital distributions.

At December 31, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$6,527,130	$10,236,901	$16,764,031	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distributions in excess, adjustments for prior year tax returns and redemptions in-kind have been made to increase (decrease) such accounts with offsetting adjustments for the Fund for the fiscal year ended December 31, 2024, as follows:

Paid In
Capital	Accumulated Deficit
$14,292,343	$(14,292,343)

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

8.	INVESTMENT IN RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. The Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of June 30, 2025, the Fund was invested in the following restricted securities:

Security	Initial Acquisition Date	Shares	Cost	Value	% of Net Assets
ABIOMED, Inc. - CVR	12/22/2022	56	$431	$308	0.0%
Albireo Pharma, Inc. - CVR	3/3/2023	64	—	138	0.0%
Bristol-Myers Squibb Company CVR	1/23/2024	322	225	225	0.0%
Inhibrx, Inc CVR	5/30/2024	336	212	212	0.0%
Novartis A.G. - CVR	8/11/2023	535	—	1,112	0.0%
OmniAb, Inc. - Earnout shares	7/7/2021	74	427	46	0.0%
Zimmer Biomet Holdings, Inc - CVR	6/30/2025	1,085	98	98	0.0%
Totals:			$1,393	$2,139

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

INVESTMENT ADVISER

Humankind Investments LLC

79 Madison Avenue

New York, NY 10016

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1933 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Humankind US Stock ETF

By (Signature and Title)

/s/ James Katz
James Katz, Director

Date	9/2/2025

Pursuant to the requirements of the Securities Exchange Act of 1933 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Katz
James Katz, Principal Executive Officer/President

Date	9/2/2025

By (Signature and Title)

/s/ Brian Curley
Brian Curley, Principal Financial Officer/Treasurer

Date	9/2/2025